Derivatives and hedge accounting (Tables)	12 Months Ended
Dec. 31, 2018
Derivatives and hedge accounting
Schedule of derivatives

Derivatives by categories

	December 31, 2018			December 31, 2017
	Assets	Liabilities	Nominal	Assets	Liabilities	Nominal
Skr mn	Fair value	Fair value	amounts	Fair value	Fair value	amounts
Interest rate-related contracts	3,842	10,207	280,808	3,781	9,132	245,788
Currency-related contracts	2,630	8,799	162,870	3,772	6,879	139,614
Equity-related contracts	57	2,755	16,014	250	303	13,246
Contracts related to commodities, credit risk, etc.	—	173	-1,920	—	166	-1,183
Total derivatives	6,529	21,934	457,772	7,803	16,480	397,465

of which derivatives used for economic hedges,	December 31, 2018			December 31, 2017
accounted for as held-for-trading under IFRS 9 (2017: IAS39)	Assets	Liabilities	Nominal	Assets	Liabilities	Nominal
Skr mn	Fair value	Fair value	amounts	Fair value	Fair value	amounts
Interest rate-related contracts	2,767	7,479	129,470	2,603	6,358	119,239
Currency-related contracts	1,728	5,177	132,611	1,501	4,003	92,133
Equity-related contracts	57	2,755	16,014	250	303	13,246
Contracts related to commodities, credit risk, etc.	—	173	-1,920	—	166	-1,183
Total derivatives	4,552	15,584	276,175	4,354	10,830	223,435

	December 31, 2018			December 31, 2017
of which derivatives in fair-value hedges	Assets	Liabilities	Nominal	Assets	Liabilities	Nominal
Skr mn	Fair value	Fair value	amounts	Fair value	Fair value	amounts
Interest rate-related contracts	1,075	2,728	151,338	1,178	2,774	126,549
Currency-related contracts	902	3,622	30,260	2,271	2,876	47,481
Total derivatives	1,977	6,350	181,598	3,449	5,650	174,030

Maturity analysis of the nominal amounts(1) of hedging instruments

	December 31, 2018
		1 month	3 months	1 year
Skr mn	< 1 month	< 3 months	< 1 year	< 5 years	> 5 years
Interest rate-related contracts
Hedge of fixed rate assets	40	40	220	6,769	6,234
Hedge of fixed rate liabilities	10	8,967	34,248	100,167	3,798
Currency-related contracts
Hedge of fixed rate assets	3	12	545	2,195	191
Hedge of fixed rate liabilities	—	3,317	3,672	13,936	5,990
(1)	Nominal amounts before off-set.

Derivatives used as fair value hedge

	December 31, 2018
		1 month <	3 months <	1 year <
Skr mn	< 1 month	3 months	1 year	5 years	> 5 years
Cash inflows (assets)	261	518	1,138	2,311	1,858
Cash outflows (liabilities)	-99	-1,064	-1,095	-4,721	-343
Net cash inflow	162	-546	43	-2,410	1,515

Derivatives used as fair value hedge

	December 31, 2017
		1 month <	3 months <	1 year <
Skr mn	< 1 month	3 months	1 year	5 years	> 5 years
Cash inflows (assets)	47	238	700	3,428	459
Cash outflows (liabilities)	8	56	-977	-1,526	-869
Net cash inflow	55	294	-277	1,902	-410

Schedule of carrying amount of hedge items in fair value hedge and its adjustments

	December 31, 2018
Assets		Fair value hedge
Skr mn	Book value	adjustments
Loans in the form of interest-bearing securities	4,244	499
Loans to credit institutions	206	3
Loans to the public	12,904	648
Total	17,354	1,150

	December 31, 2018
Liabilities		Fair value hedge
Skr mn	Book value	adjustments
Debt securities issued	163,172	1,000
Subordinated liabilities	—	—
Total	163,172	1,000

Schedule of cash flow hedges reclassified to profit or loss

Skr mn	2018	2017
Interest income	25	91
Interest expense	—	—
Total(1)	25	91
(1)	Relates to previously terminated cash flow hedges where comprehensive income is allocated over the previously hedged item’s remaining maturity.

Schedule of financial assets subject to offsetting, enforceable master netting arrangements and similar agreements

	December 31, 2018	December 31, 2017
Skr mn	Derivatives	Derivatives
Gross amounts of recognized financial assets	7,200	7,803
Amounts offset in the Statement of Financial Position	-671	—
Net amounts of financial assets presented in the Statement of Financial Position	6,529	7,803
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	-4,324	-5,713
Cash collateral received	-1,805	-1,784
Net amount	400	306

Schedule of financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements

	December 31, 2018	December 31, 2017
Skr mn	Derivatives	Derivatives
Gross amounts of recognized financial liabilities	22,648	16,480
Amounts offset in the Statement of Financial Position	-714	—
Net amounts of financial liabilities presented in the Statement of Financial Position	21,934	16,480
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	-4,324	-5,713
Cash collateral paid	-15,537	-9,031
Net amount	2,073	1,736